Revenue from Contracts with Customers (Tables)	12 Months Ended
Mar. 31, 2019
Revenue from Contract with Customer [Abstract]
Schedule of impact of adoption of new accounting standard
The following tables summarize the impact of adoption on our consolidated balance sheet at March 31, 2019 and our consolidated statements of operations for the year ended March 31, 2019:

	Consolidated Balance Sheet
	March 31, 2019
	As Reported	Balances Without Adoption of ASC 606	Effect of Change Increase/(Decrease)
	(in thousands)
Accrued expenses and other liabilities	$191,731	$221,844	$(30,113)
Other noncurrent liabilities	$63,575	$142,656	$(79,081)
Equity:
General partner	$(50,603)	$(50,712)	$109
Limited partners	$2,067,197	$1,958,113	$109,084

	Consolidated Statement of Operations
	March 31, 2019
	As Reported	Balances Without Adoption of ASC 606	Effect of Change Increase/(Decrease)
	(in thousands)
Loss on disposal or impairment of assets, net	$34,296	$4,183	$30,113
Operating income	$76,729	$106,842	$(30,113)
Net income	$339,395	$369,508	$(30,113)

Schedule of amount and timing of remaining performance obligation	The following table summarizes the amount and timing of revenue recognition for such contracts at March 31, 2019 (in thousands):

Fiscal Year Ending March 31,
2020	$167,061
2021	128,572
2022	119,016
2023	113,861
2024	99,430
Thereafter	242,032
Total	$869,972

Schedule of contract assets and liabilities
The following tables summarizes the balances of our contract assets and liabilities at the dates indicated (in thousands):

	Balance at
	April 1, 2018	March 31, 2019
Accounts receivable from contracts with customers	$542,593	$613,827

Contract liabilities balance at April 1, 2018	$7,889
Payment received and deferred	77,981
Payment recognized in revenue	(77,409)
Contract liabilities balance at March 31, 2019	$8,461

Amounts in the tables above do not include contract assets and liabilities related to TPSL, as these amounts have been classified as current assets and current liabilities held for sale within our March 31, 2019 consolidated balance sheet (see Note 1 and Note 17).